Schedule of Changes in Fair Value of Financial Instruments (Details) - Warrant [Member] - First Light Acquisition Group Inc [Member] - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Public Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instrument beginning balance	$ 517,500	$ 575,000	$ 4,138,850	$ 5,751,150		$ 5,751,150
Change in fair value	977,500	(57,500)	(3,103,850)	(1,612,300)
Financial instrument ending balance	1,495,000	517,500	1,035,000	4,138,850	$ 5,751,150	575,000
Private Placement Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instrument beginning balance	139,000	170,000	1,236,000	1,718,000		1,718,000
Change in fair value	303,000	(31,000)	(926,000)	(482,000)	(1,296,000)	(1,548,000)
Financial instrument ending balance	442,000	139,000	310,000	1,236,000	1,718,000	170,000
Initial fair value of contingent interest liability					3,014,000
Forward Purchase Units [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instrument beginning balance	880,677	326,234	643,204	521,184		521,184
Change in fair value	1,764,927	554,443	(332,983)	122,020	490,184	(194,950)
Financial instrument ending balance	2,645,604	880,677	310,221	643,204	521,184	326,234
Initial fair value of contingent interest liability					31,000
Contingent Interest Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instrument beginning balance	134,269	32,865
Change in fair value	139,179	101,404
Financial instrument ending balance	$ 273,448	134,269				32,865
Initial fair value of contingent interest liability						32,865
Publics Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instrument beginning balance		$ 575,000		$ 5,751,150		5,751,150
Change in fair value					(4,357,850)	(5,176,150)
Financial instrument ending balance					5,751,150	575,000
Initial fair value of contingent interest liability					$ 10,109,000